Stock-based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation
Note 22. Stock-based Compensation
Total stock-based compensation cost included in the Consolidated Statements of Operations was $17, $7 and $6 for the years ended December 31, 2015, 2014 and 2013, respectively. The income tax benefits related to stock-based compensation arrangements were $7, $3 and $2 for the years ended December 31, 2015, 2014 and 2013, respectively.
Stock-based compensation expense in prior years and until separation on July 1, 2015 was allocated to Chemours based on the portion of DuPont’s incentive stock program in which Chemours employees participated. Adopted at separation, the Chemours Company Equity and Incentive Plan grants certain employees, independent contractors, or non-employee directors of the Company different forms of awards, including stock options and RSUs. The equity and incentive plan has maximum shares reserve for the grant of 13,500,000 plus the number of shares of converted awards (described below). Chemours Compensation Committee determines the long-term incentive mix, including stock options and RSU, and may authorize new grants annually.
In accordance with the employee matters agreement between DuPont and Chemours, certain executives and employees were entitled to receive equity compensation awards of Chemours in replacement of previously outstanding awards granted under various DuPont stock incentive plans prior to the separation. In connection with the spin-off, these awards were converted into new Chemours equity awards using a formula designed to preserve the intrinsic value of the awards immediately prior to the July 1, 2015 spin-off. At the date of conversion, total intrinsic value of the converted options was $18. As a result of the conversion of these awards, we recorded an approximate $3 incremental charge in the third quarter of 2015. The terms and conditions of the DuPont awards were replicated and as necessary, adjusted to ensure that the vesting schedule and economic value of the awards was unchanged by the conversion.

Stock Options
Chemours granted non-qualified options to employees in July 2015 representing replacement of previously granted performance stock unit awards at DuPont. The July 2015 grant will cliff vest March 1, 2018 and expire 10 years from date of grant. Other than those options, Chemours’ expense related to stock options was entirely related to options granted to replace outstanding option awards from DuPont that were converted to Chemours options on July 1, 2015.
The fair value related to stock options granted was determined using Black-Scholes option pricing model and the assumptions shown in the table below:
Year Ended December 31, 2015
Risk-free interest rate	1.5%
Expected term (years)	5.4
Volatility	42.0%
Dividend yield	6.9%
Fair value per stock option	$3.17
The Company determined the dividend yield by dividing the expected annual dividend on the Company’s stock by the option exercise price. A historical daily measurement of volatility is determined based on Chemours peer companies’ average volatility adjusted for the Company’s debt leverage. The risk-free interest rate is determined by reference to the yield on an outstanding U.S. Treasury note with a term equal to the expected life of the option granted. Expected life is determined by reference to Chemours peer companies expected life and the historical experience of Chemours under the DuPont stock incentive plan prior to the separation.
The following table summarizes Chemours stock option activity for the year ended December 31, 2015.
	Number of Shares (in thousands)	Weighted Average Exercise Price (per share)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2014	—	N/A
Converted on July 1, 2015	7,794	$14.56
Granted	662	16.04
Exercised	(22)	5.82
Forfeited	(150)	17.20
Expired	—	N/A
Outstanding, December 31, 2015	8,284	$14.66	4.82	$—
Exercisable, December 31, 2015	5,595	$13.79	4.21	$—

The aggregate intrinsic values in the table above represent the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of December 31, 2015 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their in-the-money options at quarter end. The amount changes based on the fair market value of the Company’s stock. Total intrinsic value of options exercised for year ended December 31, 2015 was insignificant.
As of December 31, 2015, there was $5 of unrecognized stock-based compensation expense related to stock options that is expected to be recognized over a weighted-average period of 1.95 years.
RSUs
At the time of separation, in accordance with the employee matters agreement, the Company issued RSUs that serially vest over a three-year period and, upon vesting, convert one-for-one to Chemours common stock to replace similar DuPont awards. Under the existing awards, a retirement eligible employee retains any granted awards upon retirement provided the employee has rendered at least six months of service following the grant date. Additional RSUs were also granted to key senior management employees with a performance condition. These RSUs vest on the third anniversary of the date of grant subject to the satisfaction of the performance condition. The fair value of all stock-settled RSUs is based upon the market price of the underlying common stock as of the grant date.
Non-vested awards of RSUs, both with and without performance feature, as of December 31, 2015 are shown below. The weighted-average grant-date fair value of RSUs granted and converted during 2015 was $14.94.
	Number of Shares (in thousands)	Weighted Average Grant Date Fair Value (per share)
Nonvested, December 31, 2014	—	$—
Converted on July 1, 2015	1,431	16.00
Granted	1,065	13.50
Vested	(133)	16.00
Forfeited	(14)	16.00
Nonvested, December 31, 2015	2,349	14.87

As of December 31, 2015, there was $23 of unrecognized stock-based compensation expense related to RSUs that is expected to be recognized over a weighted-average period of 2.12 years.